COMMITMENTS AND CONTINGENCIES - Lease term and discount rate (Details)	Apr. 30, 2023
COMMITMENTS AND CONTINGENCIES.
Weighted average remaining lease term (in years)	1 year 5 months 8 days
Weighted average discount rate	4.75%